Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
3.	Cash and cash equivalents

	As of December 31,
	2017	2018
	$	$
Cash at bank and in hand	204,008,828	36,778,028
Cash equivalents	25,651,320	26,173,579
	229,660,148	62,951,607
Denominated in:
US$	224,878,393	58,253,341
RMB (note (i))	3,927,163	3,916,262
Hong Kong dollar (”HK$"）	—	19,890
Australia dollar ("A$")	854,592	762,114
	229,660,148	62,951,607

Note:

(i)

Certain cash and bank balances denominated in RMB were deposited with banks in the PRC. The conversion of these RMB denominated balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.